Trade and other receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Revenue from performance obligations satisfied or partially satisfied in previous periods	€ 18.9	€ 18.0
Recognised assets representing continuing involvement in derecognised financial assets	0.0	0.0
Current Trade Receivables, Reduction in Trade Terms	189.9	200.5
Current trade payables, relating to trade terms	(93.8)	(89.7)
Total trade terms liabilities	(283.7)	(290.2)
Current assets
Trade receivables	182.8	141.2
Prepayments and accrued income	15.4	9.2
Other receivables	32.3	31.2
Tax receivable	4.1	3.4
Total current trade and other receivables	234.6	185.0
Non-current assets
Other non-current assets	8.9	1.1
Total non-current trade and other receivables	8.9	1.1
Total trade and other receivables	€ 243.5	€ 186.1